Debt and Credit Agreements - Schedule of Outstanding Long-Term Debt (Parenthetical) (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Unrealized marked-to-market gain (loss)	12	19
5.00% Series 15 Notes Due 2013 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	5.00%	5.00%
Long-term debt, Maturity year	2013	2013
3.13% Series 19 Notes Due 2014 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	3.13%	3.13%
Long-term debt, Maturity year	2014	2014
Unrealized marked-to-market gain (loss)	(500)
2.95% Series 21 Notes Due 2015 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	2.95%	2.95%
Long-term debt, Maturity year	2015	2015
Unrealized marked-to-market gain (loss)	(250)
Floating-Rate Series 22 Notes Due 2015 [Member]
Debt Instrument [Line Items]
Long-term debt, Maturity year	2015	2015
4.64% Series 10 Notes Due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	4.64%	4.64%
Long-term debt, Maturity year	2016	2016
Floating-Rate Series 27 Notes Due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, Maturity year	2016	2016
5.18% Series 13 Notes Due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	5.18%	5.18%
Long-term debt, Maturity year	2017	2017
2.78% Series 28 notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	2.78%	2.78%
Long-term debt, Maturity year	2018	2018
4.40% Series 20 Notes Due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	4.40%	4.40%
Long-term debt, Maturity year	2020	2020
3.20% Series 25 Notes Due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	3.20%	3.20%
Long-term debt, Maturity year	2022	2022
7.35% Debentures Due 2030 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	7.35%	7.35%
Long-term debt, Maturity year	2030	2030
6.93% Series 2 Notes Due 2032 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	6.93%	6.93%
Long-term debt, Maturity year	2032	2032
6.35% Series 4 Notes Due 2034 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	6.35%	6.35%
Long-term debt, Maturity year	2034	2034
5.36% Series 9 Notes Due 2036 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	5.36%	5.36%
Long-term debt, Maturity year	2036	2036
4.89% Series 12 Notes Due 2037 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	4.89%	4.89%
Long-term debt, Maturity year	2037	2037
6.03% Series 17 Notes Due 2039 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	6.03%	6.03%
Long-term debt, Maturity year	2039	2039
5.49% Series 18 Notes Due 2040 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	5.49%	5.49%
Long-term debt, Maturity year	2040	2040
4.39% Series 23 Notes Due 2041 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	4.39%	4.39%
Long-term debt, Maturity year	2041	2041
6.59% Series 5 Notes Due 2043 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	6.59%	6.59%
Long-term debt, Maturity year	2043	2043
4.59% Series 29 Notes Due 2043 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	4.59%	4.59%
Long-term debt, Maturity year	2043	2043
5.00% Series 11 Notes Due 2046 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	5.00%	5.00%
Long-term debt, Maturity year	2046	2046
4.00% Series 24 Notes Due 2051 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	4.00%	4.00%
Long-term debt, Maturity year	2051	2051
3.79% Series 26 Notes Due 2062 [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	3.79%	3.79%
Long-term debt, Maturity year	2062	2062
Interest-Rate Swaps Agreement [Member]
Debt Instrument [Line Items]
Unrealized marked-to-market gain (loss)	12	19